MassMutual Select Small Company Value Fund
MassMutual Select Small Company Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Select Small Company Value Fund	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Select Small Company Value Fund	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%	0.50%
Other Expenses	0.10%	0.20%	0.30%	0.40%	0.40%	0.30%	0.30%
Total Annual Fund Operating Expenses	0.95%	1.05%	1.15%	1.25%	1.50%	1.40%	1.65%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Select Small Company Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	303	525	1,166
Class R5	107	334	579	1,283
Service Class	117	365	633	1,398
Administrative Class	127	397	686	1,511
Class A	694	998	1,323	2,242
Class R4	143	443	766	1,680
Class R3	168	520	897	1,955

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in equity securities that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2018, between $8 million and $6.25 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times have significant exposure to one or more industries or sectors including the financial sector. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Invesco Advisers, Inc. (“Invesco”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each subadviser uses a combination of fundamental and quantitative analyses to identify undervalued companies. Each subadviser has the discretion to purchase some securities for the Fund that do not meet its normal investment criteria when it believes there is an opportunity for substantial appreciation. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security’s investment thesis is no longer intact, or other opportunities appear more attractive.

Principal Risks

The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence, or announcements of economic, political, or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund's investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison for the Fund’s returns without regard to investment style (Russell 2000 Index). Performance for Class I shares of the Fund for periods prior to its inception date (11/15/10) is based on the performance of Class R5 shares. Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	3Q ’09,	21.04%	Lowest Quarter:	3Q ’11,	–20.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - MassMutual Select Small Company Value Fund	One Year	Five Years	Ten Years
Class R5	(15.19%)	2.67%	10.24%
Class R5 | Return After Taxes on Distributions	(18.95%)	(1.32%)	7.58%
Class R5 | Return After Taxes on Distributions and Sales of Fund Shares	(7.12%)	1.69%	8.20%
Class I	(15.09%)	2.78%	10.36%
Service Class	(15.22%)	2.57%	10.17%
Administrative Class	(15.30%)	2.47%	10.03%
Class A	(12.17%)	1.06%	9.13%
Class R4	(15.45%)	2.32%	9.86%
Class R3	(15.66%)	2.06%	9.50%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(12.86%)	3.61%	10.40%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(11.01%)	4.41%	11.97%